Consolidated Statement of Operations - USD ($)		3 Months Ended							12 Months Ended
		Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue									$ 4,131,100	$ 1,470,500
Cost of revenue									164,900	54,500
Gross profit									3,966,200	1,416,000
Research and development									9,715,700	13,633,100
Sales and marketing									1,279,600	625,900
General and administration									8,878,700	10,345,600
Depreciation and amortization									59,600	58,700
Loss from operation costs									(15,967,400)	(23,247,300)
Interest expense									(39,429,100)	(2,038,700)
Change in fair value of derivative liabilities									(2,791,600)	75,809,900
Loss before income taxes									(58,188,100)	50,523,900
Income tax expense/(benefit)									1,100	200
Net profit/(loss)		$ (9,177,800)	$ (26,033,100)	$ (22,768,100)	$ (210,200)	$ 9,018,800	$ 12,545,400	$ 77,147,300	$ (58,189,200)	$ 50,523,700
Profit/(loss) per Share attributable to common stockholders:
Basic (in dollars per share)									$ (0.58)	$ 0.51
Diluted (in dollars per share)	[1]								$ (0.58)	$ 0.51
Weighted Average Shares used to compute net profit/ loss per share attributable to common stockholders:
Basic (in shares)									100,000,000	100,000,000
Diluted (in shares)									100,000,000	100,000,000

[1]	Loss per share attributable to common stockholders for diluted calculation is based on the Basic weighted shares as these are not dilutive. The Basic and diluted loss per share attributable to common stockholders are therefore the same.